Commitments And Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Commitments and Contingencies [Abstract]
Unadvanced home equity lines of credit	$ 261,800,000	$ 264,600,000
Unadvanced commitments on commercial loans	$ 239,000	$ 957,000